Deposits and Subordinated Debt	3 Months Ended
Jan. 31, 2021
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Deposits and Subordinated Debt
Note 4: Deposits and Subordinated Debt
Deposits

	Payable on demand				Payable		Payable on
(Canadian $ in millions)	Interest bearing		Non-interest bearing		after notice		a fixed date (4)(5)		Total
	January 31, 2021	October 31, 2020	January 31, 2021	October 31, 2020	January 31, 2021	October 31, 2020	January 31, 2021	October 31, 2020	January 31, 2021	October 31, 2020
Deposits by:
Banks (1)	3,797	3,594	1,672	2,460	1,070	1,231	28,107	31,540	34,646	38,825
Business and government	44,952	44,111	45,557	44,258	134,534	124,813	195,218	187,497	420,261	400,679
Individuals	5,297	4,661	31,930	30,369	114,313	111,905	66,053	72,595	217,593	219,530
Total (2) (3)	54,046	52,366	79,159	77,087	249,917	237,949	289,378	291,632	672,500	659,034
Booked in:
Canada	44,155	41,855	70,822	67,873	118,543	112,543	183,790	185,655	417,310	407,926
United States	7,971	8,818	8,276	9,170	129,977	124,129	76,974	78,175	223,198	220,292
Other countries	1,920	1,693	61	44	1,397	1,277	28,614	27,802	31,992	30,816
Total	54,046	52,366	79,159	77,087	249,917	237,949	289,378	291,632	672,500	659,034

(1)	Includes regulated and central banks.
(2)	Includes structured notes designated at FVTPL (Note 6).
(3)
Included in deposits as at January 31, 2021 and October 31, 2020 are $330,545 million and $322,951 million, respectively, of deposits denominated in U.S. dollars, and
$34,411 million and $32,254 million,
 respectively, of deposits denominated in other foreign currencies.

(4)
Includes $27,945 million of senior unsecured debt as at January 31, 2021 subject to the Bank Recapitalization
(Bail-In)
regime ($25,651 million as at October 31, 2020). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(5)
Deposits totalling $24,810 million as at January 31, 2021 ($27,353 million as at October 31, 2020) can be early redeemed (either fully or partially) by customers without penalty. As we do not expect a significant amount to be redeemed before maturity, we have classified them based on their remaining contractual maturities.

The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at January 31, 2021	158,270	71,642	28,612	258,524
As at October 31, 2020	158,475	72,186	27,799	258,460
The following table presents the maturity schedule for deposits payable on a fixed date, each greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at January 31, 2021	37,004	11,938	27,246	82,082	158,270
As at October 31, 2020	18,081	29,679	28,109	82,606	158,475
Subordinated Debt
On December 8, 2020, we redeemed all of our outstanding $1,000 million subordinate debentures, Series H Medium-Term Notes
Second
Tranche, at a redemption price of
100
percent of the principal amount plus unpaid accrued

interest to, but excluding, the redemption date.